Prospectus Supplement

John Hancock Municipal Securities Trust (the Trust)

John Hancock High Yield Municipal Bond Fund (the fund)

Supplement dated March 24, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22-24, 2022, the Board of Trustees of the Trust approved changes to the fund’s principal investment strategies, effective immediately.

In connection with the changes set forth above, the Prospectus is hereby amended as follows:

1.	The “Principal investment strategies” in the “Fund summary” section of the Prospectus are amended and restated in their entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. The fund considers municipal bonds to be comprised of securities the income from which is exempt from regular income tax and includes securities that generate income subject to the alternative minimum tax (AMT). The manager normally invests primarily in medium- and lower-quality municipal securities rated A and below by Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), and Fitch Ratings, Inc. (Fitch), or their unrated equivalents. The fund may buy bonds of any maturity.

However, the fund will not invest more than 5% of its total assets in securities rated lower than B. The fund’s investment policies are based on credit ratings at the time of purchase. Bonds that are rated at or below BB by S&P or Fitch or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to the AMT and income may not be entirely tax-free to all investors.

The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions to reduce risk and/or enhance investment returns. Derivatives may include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating-rate securities. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.

The manager looks for undervalued bonds, based on both broad and security-specific factors such as issuer creditworthiness, bond structure, and general credit trends, and uses detailed analysis of an appropriate index to model portfolio performance and composition. The fund does not intend to engage in frequent trading.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), which tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the potential effect of falling interest rates on the fund’s yield.

For liquidity and flexibility, the fund may invest up to 20% of its net assets in taxable and tax-free investment-grade short-term securities.

2.	The “Principal risks” in the “Fund summary” section of the Prospectus are amended to include the following:

Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.

3.	The “Principal investment strategies” in the “Fund details” section of the Prospectus are amended and restated in their entirety as follows:

The fund’s investment objective is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. The fund considers municipal bonds to be comprised of securities the income from which is exempt from regular income tax and includes securities that generate income subject to the alternative minimum tax (AMT). Normally, the fund’s investment manager will primarily invest in medium- and lower-quality municipal securities, those rated A and below by Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), and Fitch Ratings (Fitch), or their unrated equivalents. However, the fund will limit its investments in securities rated lower than B to no more than 5% of its total assets. The fund’s investment policies are based on credit ratings at the time of purchase. Bonds that are rated at or below BB by S&P or Fitch or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to the AMT and income may not be entirely tax-free to all investors. The fund may buy bonds of any maturity.

A change in the fund’s 80% investment policy requires shareholder approval.

If a bond’s credit rating rises or falls, the fund does not have to sell it unless the manager determines a sale is in the fund’s best interest. Accordingly, the fund may, for periods of time, hold a lower percentage of qualifying securities. While the percentage of qualifying securities held is below 80%, the fund will only purchase qualifying securities.

The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating-rate securities, in each case for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed-rate long-term municipal bonds or other municipal securities into a special purpose entity (a TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, typically money market funds, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund will look through to the underlying municipal bonds held by a TOB trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.

The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals.

The manager looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The manager uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors.

The manager may take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

For liquidity and flexibility, the fund may invest up to 20% of its net assets in taxable and tax-free investment-grade short-term securities. The fund may temporarily invest more assets in cash or investment-grade short-term securities for the purpose of meeting redemption requests or making other anticipated cash payments.

The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.

Temporary defensive investing

In abnormal circumstances, the fund may temporarily invest more than 20% of its net assets in cash or investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.

The income from some short-term investments may be subject to state and/or federal income taxes. At the end of each quarter of the fund’s taxable year, these investments cannot exceed 50% of the fund’s total assets. To the extent that the fund is in a defensive position or is invested in taxable securities, its ability to achieve its investment objective will be limited.

4.	The “Principal risks of investing” in the “Fund details” section of the Prospectus are amended to include the following:

Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.

There are also risks associated with the tender option bond structure, which could result in terminating the TOB trust. If a TOB trust is terminated, the fund must sell other assets to buy back the TOB floaters, which could negatively impact fund performance. Events that could cause a termination of the TOB trust include the bankruptcy or default of the issuer of the municipal bonds held in the TOB trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB trust, failure of any scheduled payment of principal or interest on the municipal bonds, and a judgment or ruling that interest on the municipal bonds is subject to U.S. federal income taxation. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. If the fund invests in TOB inverse residuals on a recourse basis, the fund could suffer losses in excess of the value of the TOB inverse residuals.

TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall.

The fund is the sponsor of a TOB trust and may engage an administrator to provide operational and transactional support to the TOB trust, which may give rise to certain additional risks including compliance, securities law and operational risks.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Municipal Securities Trust (the Trust)

John Hancock Municipal Opportunities Fund (formerly, John Hancock Tax-Free Bond Fund) (the fund)

Supplement dated March 24, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22-24, 2022, the Board of Trustees of the Trust approved changes to the fund’s principal investment strategies, effective immediately.

In connection with the changes set forth above, the Prospectus is hereby amended as follows:

1.	The “Principal investment strategies” in the “Fund summary” section of the Prospectus are amended and restated in their entirety as follows:

The fund’s investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 35% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents. The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the effect of falling interest rates on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.

The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.

2.	The “Principal risks” in the “Fund summary” section of the Prospectus are amended to include the following:

Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.

3.	The “Principal investment strategies” in the “Fund details” section of the Prospectus are amended and restated in their entirety as follows:

The fund’s investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 35% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents. The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.

A change in the fund’s 80% investment policy requires shareholder approval.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.

The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed-rate long-term municipal bonds or other municipal securities into a special purpose entity (a TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, typically money market funds, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund will look through to the underlying municipal bonds held by a TOB trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.

The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals.

The manager looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The manager uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

The manager may take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

For liquidity and flexibility, the fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in taxable and tax-free investment-grade short-term securities. The fund may temporarily invest more assets in cash or investment-grade short-term securities for the purpose of meeting redemption requests or making other anticipated cash payments.

The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.

Temporary defensive investing

In abnormal circumstances, the fund may temporarily invest more than 20% of its net assets (plus any borrowings for investment purposes) in cash or investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.

The income from some short-term investments may be subject to state and/or federal income taxes. At the end of each quarter of the fund’s taxable year, these investments cannot exceed 50% of the fund’s total assets. To the extent that the fund is in a defensive position or is invested in taxable securities, its ability to achieve its investment objective will be limited.

4.	The “Principal risks of investing” in the “Fund details” section of the Prospectus are amended to include the following:

Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.

There are also risks associated with the tender option bond structure, which could result in terminating the TOB trust. If a TOB trust is terminated, the fund must sell other assets to buy back the TOB floaters, which could negatively impact fund performance. Events that could cause a termination of the TOB trust include the bankruptcy or default of the issuer of the municipal bonds held in the TOB trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB trust, failure of any scheduled payment of principal or interest on the municipal bonds, and a judgment or ruling that interest on the municipal bonds is subject to U.S. federal income taxation. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. If the fund invests in TOB inverse residuals on a recourse basis, the fund could suffer losses in excess of the value of the TOB inverse residuals.

TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall.

The fund is the sponsor of a TOB trust and may engage an administrator to provide operational and transactional support to the TOB trust, which may give rise to certain additional risks including compliance, securities law and operational risks.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock California Tax-Free Income Fund

John Hancock Municipal Securities Trust (collectively, the Trusts)

Supplement dated March 24, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

At its meeting held on March 22-24, 2022, the Board of Trustees of the Trusts approved changes to the principal investment strategies of John Hancock California Tax-Free Income Fund, John Hancock High Yield Municipal Bond Fund, and John Hancock Municipal Opportunities Fund (formerly, John Hancock Tax-Free Bond Fund) and the name of John Hancock California Tax-Free Income Fund.

In connection with the changes set forth above, the SAI is hereby amended as follows:

1.	Effective April 25, 2022, John Hancock California Tax-Free Income Fund’s name is changed to John Hancock California Municipal Bond Fund, and all references to John Hancock California Tax-Free Income Fund are changed to reflect the fund’s new name.

2.	Effective immediately, the “Tender Option Bonds Risk” in the “Risk Factors” section of the SAI is replaced with the following “Tender Option Bond Transactions Risk”:

Tender Option Bond Transactions Risk. Certain funds may leverage their respective assets through the use of proceeds through tender option bond (TOB) transactions. In a TOB transaction, the fund typically transfers fixed-rate, long-term municipal bonds into a special purpose entity (a TOB trust) that has been created for the purpose of repackaging such municipal bonds. The TOB trust issues short-term floating rate notes (TOB floaters) and a residual interest security (TOB inverse residuals). The TOB floaters are issued in a face amount equal to some fraction of the par value of the underlying bonds. The TOB floaters are sold to third parties, typically money market funds, and the TOB inverse residuals are held by the fund, which are derivative interests in municipal bonds. The fund receives the proceeds from the sale of the TOB floaters as consideration for the transferred municipal bonds, and the fund uses the cash proceeds received from the sale of the TOB floaters to make additional investments.

The TOB floaters pay an interest rate that resets periodically at a reference rate, typically a short-term tax-exempt market rate, and can be tendered to the TOB trust at par, unless certain events occur. Typically, such tenders are funded through a remarketing of the tendered TOB floaters or a drawdown on a liquidity facility. A fund, as the holder of the TOB inverse residuals, has full exposure to any increase or decrease in the value of the underlying bonds. TOB inverse residuals, in which the fund invests, receive interest in an amount equal to the interest paid on the underlying bonds, less the interest paid on the TOB floaters (and less certain expenses associated with the TOB trust including, for example, trustee, administrative and liquidity fees). By holding the TOB inverse residuals, a fund typically has the right to collapse the TOB trust by causing the holders of the TOB floaters to tender their notes at par and have the TOB trust administrator transfer the underlying bonds to the fund.

The value of TOB inverse residuals may decrease significantly when interest rates increase. The market for TOB inverse residuals may be more volatile and less liquid than other municipal bonds of comparable maturity. Moreover, the TOB trust could be terminated for reasons outside of a fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices thereby impacting a fund’s performance. Investments in TOB inverse residuals generally involve greater risk than investments in fixed-rate bonds.

The leverage within a TOB trust depends on the value of the municipal bonds deposited in the TOB trust relative to the value of the TOB floaters it issues. A fund may invest in highly leveraged TOB inverse residuals. TOB inverse residuals generally are considered highly leveraged if the principal amount of the TOB floaters issued by the related TOB trust exceeds 75% of the principal amount of the municipal bonds owned by the TOB trust. The TOB trust may be collapsed without the consent of a fund upon the occurrence of tender option termination events (TOTEs) and/or mandatory termination events (MTEs), as defined in the TOB trust agreements.

TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB trust, failure of any scheduled payment of principal or interest on the municipal bonds, and a judgment or ruling that interest on the municipal bonds is subject to U.S. federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB floaters, the inability of the TOB trust to obtain renewal of the liquidity support agreement, and a substantial decline in the market value of the municipal bonds held in the TOB trust. Upon the occurrence of a TOTE or an MTE, a TOB trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB trust, the remarketing agent of the TOB floaters and the liquidity provider (defined below). In the case of an MTE, after the payment of fees, the holders of the TOB floaters would be paid senior to the holders of TOB inverse residuals (i.e., the fund). In contrast, in the case of a TOTE, after payment of fees, the holders of TOB floaters and the holders TOB inverse residuals would be paid pro rata in proportion to the respective face values of their certificates.

A fund may invest in a TOB trust on either a non-recourse and recourse basis. TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their TOB floaters in exchange for payment of par plus accrued interest on any business day (subject to the non-occurrence of a TOTE described above). When a fund invests in TOB trusts on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal bonds held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If a fund invests in a TOB trust on a recourse basis, it will typically enter into a reimbursement agreement with the liquidity provider pursuant to which the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a recourse TOB trust, the fund will bear the risk of loss with respect to any liquidation shortfall. This could potentially expose the fund to losses in excess of the value of the fund’s investment in the TOB inverse residuals.

Since the tender option feature has a shorter term than the final maturity or first call date of the underlying municipal bonds deposited in the TOB trust, the holder of the TOB floaters relies upon the terms of the agreement with the financial institution furnishing the liquidity facility as well as the credit strength of that institution. The risk associated with TOB floaters, however, may be increased in market environments where credit rating downgrades of major financial institutions occur, and thus the perceived reliability and creditworthiness of such financial institutions that provide liquidity support to TOB trusts. This in turn may reduce the desirability of TOB floaters as investments, which could impair the viability or availability of TOB trusts. The use of TOB inverse residuals will require the fund to earmark or segregate liquid assets in an amount equal to any TOB floaters, plus any accrued but unpaid interest due on the TOB floaters, issued by TOB trusts sponsored by, or on behalf of, the fund that are not owned by the fund. The use of TOB inverse residuals may also require the fund to earmark or segregate liquid assets in an amount equal to loans provided by the liquidity provider to the TOB trust to purchase tendered TOB floaters.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.